CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 125,665	$ 163,368
Trade and other receivables	39,617	64,646
Inventories	128,381	126,618
Other	5,412	4,810
Total current assets	299,075	359,442
Non-current
Mineral interests, plant and equipment	2,616,789	2,556,953
Sales tax and other receivables	47,196	36,107
Restricted cash	5,124	4,672
Deferred tax asset	369	1,994
Goodwill	112,085	112,085
Total non-current assets	2,781,563	2,711,811
Total Assets	3,080,638	3,071,253
Current
Accounts payable and accrued liabilities	110,084	129,170
Current portion of long-term debt	35,000	0
Lease obligations	6,146	8,696
Income tax payable	2,277	10,733
Other	2,323	1,837
Total current liabilities	155,830	150,436
Non-current
Lease obligations	1,608	7,250
Long-term debt	0	35,000
Reclamation provision	62,569	64,219
Deferred tax liability	230,184	236,175
Other	5,559	6,019
Total Liabilities	455,750	499,099
SHAREHOLDERS’ EQUITY
Share capital	2,788,234	2,775,068
Share-based payment reserve	20,090	18,629
Deficit	(183,436)	(221,543)
Total Shareholders’ Equity	2,624,888	2,572,154
Total Liabilities and Shareholders’ Equity	$ 3,080,638	$ 3,071,253